Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments

The following financial instruments were measured at fair value on a recurring basis:

	March 31, 2023
	Total	Level 1	Level 2	Level 3
Liability for the September 2022 Warrants (Note 11)	$702,239	$-	$-	$702,239
Liability for the March 2022 Warrants (Note 11)	$341,550	$341,550	$-	$-
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	$1,963,933	$-	$-	$1,963,933

	June 30, 2022
	Total	Level 1	Level 2	Level 3
Contingent consideration (Note 12)	$3,328,361	$-	$-	$3,328,361
Liability for the March 2022 Warrants (Note 11)	$2,070,000	$2,070,000	$-	$-
Liability for the Series A and Series B Warrants (Note 11)	$122,730	$-	$-	$122,730
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	$9,399,620	$-	$-	$9,399,620

The following financial instruments were measured at fair value on a recurring basis:

	June 30, 2022
	Total	Level 1	Level 2	Level 3
Contingent consideration (Note 3)	$3,328,361	$—	$—	$3,328,361
Liability for the March 2022 Warrants and April 2022 Overallotment Warrants (Note 12)	$2,070,000	$2,070,000	$—	$—
Liability for the Series A and Series B Warrants (Note 12)	$122,730	$—	$—	$122,730
Derivative liability on Senior Convertible Note (Note 12)	$9,399,620	$—	$—	$9,399,620

	June 30, 2021
	Total	Level 1	Level 2	Level 3
Liability for the Series A and Series B Warrants (Note 12)	$23,500,000	$—	$—	$23,500,000

Schedule of Changes in Level 3 Financial Instruments

A summary of the changes in Level 3 financial instruments for the nine months ended March 31, 2023 is as follows:

	Warrant Liability	Contingent Consideration	Derivative liability on Senior Convertible Note
Balance at June 30, 2022	$122,730	$3,328,361	$9,399,620
Fair value of the September 2022 Warrants (Note 11)	5,286,288	-	-
Change in fair value of September 2022 Warrants (Note 11)	(1,482,103)	-	-
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 11)	(105,953)	-	-
Change in fair value of Bethard contingent consideration liability (Note 12)	-	(179,468)	-
Change in the fair value of the derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	-	-	(274,864)
Balance at September 30, 2022	3,820,962	3,148,893	9,124,756
Change in fair value of September 2022 Warrants (Note 11)	(1,536,732)	-	-
Loss (gain) on Bethard contingent consideration liability (Note 12)	-	3,044,019	-
Change in the fair value of the derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	-	-	(8,324,802)
Balance at December 31, 2022	$2,284,230	6,192,912	799,954
Change in fair value of September 2022 Warrants (Note 11)	(1,565,215)	-	-
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 11)	(16,776)		-
Loss (gain) on Bethard contingent consideration liability (Note 12)[1]	-	(6,192,912)	-
Change in the fair value of the derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	-	-	1,163,979
Balance at March 31, 2023	$702,239	-	1,963,933

[1]	The gain on the Bethard contingent consideration was recorded as part of the total loss of disposal of the Bethard Business (Note 18).

A summary of the changes in Level 3 financial instruments for the years ended June 30, 2022 and 2021 is as follows:

	Warrant Liability	Contingent Consideration	Derivative liability on Senior Convertible Note
Balance at June 30, 2020	$—	$—	$—
Fair value of warrants issued for Argyll acquisition (“Argyll Warrant Liability”) (Note 3)	2,750,076	—	—
Revaluation of Argyll warrant liability for warrants issued in Argyll Acquisition (Note 16)	4,729,924	—	—
Settlement of Argyll warrant liability (Note 16)	(7,480,000)	—	—
Issuance of Series A and Series B warrants with Senior Convertible Note (Note 12)	26,680,000	—	—
Revaluation of Series A and Series B Warrants issued with Senior Convertible Note (Note 12)	(3,180,000)	—	—
Balance at June 30, 2021	23,500,000		—
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 12)	(23,377,270)	—	—
Fair value of contingent consideration for Bethard at acquisition (Note 3)	—	6,700,000	—
Payments of Bethard contingent consideration	—	(1,016,331)	—
Change in fair value of Bethard contingent consideration liability (Note 3)	—	(2,355,308)	—
Fair value of derivative liability on Senior Convertible Note (Note 12)	—	—	20,281,861
Change in the fair value of the derivative liability on Senior Convertible Note (Note 12)	—	—	(10,882,241)
Balance at June 30, 2022	$122,730	$3,328,361	$9,399,620

Schedule of Warrants Outstanding Fair Value Assumption

The September 2022 Warrants were classified as Level 3 as they are plain vanilla warrants and are not callable by the Company (Note 11). The September 2022 Warrants were valued using a Black Scholes valuation model on issuance at September 19, 2022 and for the warrants outstanding at March 31, 2023 with the following assumptions:

	March 31, 2023	September 19, 2022
Contractual term, in years	5.00	5.00
Expected volatility	153%	167%
Risk-free interest rate	3.66%	3.69%
Dividend yield	-	-
Conversion / exercise price	$25.00	$25.00

The March 2022 Warrants were classified as Level 1 as they are publicly traded. They are callable by the Company if certain criteria are met (Note 11). The March 2022 Warrants outstanding at December 31, 2022 and June 30, 2022 were valued using the following assumptions:

	March 31, 2023	June 30, 2022
Contractual term, in years	5.00	5.00
Active market	Nasdaq	Nasdaq
Market price	$1.98	$12.00

The Series A and Series B Warrants outstanding at March 31, 2023 and June 30, 2022 are callable by the Company if certain criteria are met (Note 11) and were valued using a Monte Carlo valuation model with the following assumptions:

	March 31, 2023	June 30, 2022
Contractual term, in years	2.00 – 4.00	2.00 – 4.00
Expected volatility	142-145%	125% – 133%
Risk-free interest rate	4.02-4.79%	2.75% – 2.98%
Dividend yield	-	-
Conversion / exercise price	$1,750.00	$1,750.00

The value of the derivative liability on the Senior Convertible Note at March 31, 2023 and June 30, 2022 was valued using a nonperformance risk adjusted Monte Carlo valuation model using total assets less goodwill and an estimate of the Company’s total enterprise value with the following valuation assumptions:

	March 31, 2023	June 30, 2022
Contractual term remaining, in years	0.17	0.92
Expected volatility	145.23%	137.11%
De-leveraged volatility	51.02%	62.88%
Risk-free interest rate	4.69%	2.72
Dividend yield	—	—
Conversion / exercise price	$218.32	$218.32

The Series A and Series B Warrants outstanding at June 30, 2022 were valued using a Monte Carlo valuation model with the following assumptions:

	June 30, 2022	June 30, 2021
Contractual term, in years	2.00 – 4.00	2.00 – 4.00
Expected volatility	125% – 133%	120% – 140%
Risk-free interest rate	2.75% – 2.98%	0.24% – 0.65%
Dividend yield	—	—
Conversion / exercise price	$1,750.00	$1,750.00

The value of the March 2022 Warrants issuance at March 2, 2022 were valued using a Monte Carlo valuation model with the following assumptions:

March 2, 2022
Contractual term, in years	5.00
Expected volatility	139%
Risk-free interest rate	1.74%
Dividend yield	—
Conversion / exercise price	$100.00

The value of the derivative liability on the Senior Convertible Note at June 30, 2022 was valued using a nonperformance risk adjusted Monte Carlo valuation model with the following assumptions:

June 30, 2022
Contractual term, in years	0.92
Expected volatility	137.11%
De-leveraged volatility	62.88%
Risk-free interest rate	2.72%
Dividend yield	—
Conversion / exercise price	$218.32

Schedule of Balance Sheet Derivative Instruments

The following is information relative to the Company’s derivative instruments in the unaudited condensed consolidated balance sheets as of March 31, 2023 and June 30, 2022:

Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	March 31, 2023	June 30, 2022
Derivative liability on Senior Convertible Note (Note 2 and 11)	Derivative liability	$1,963,933	$9,399,620

The following is information relative to the Company’s derivative instruments in the consolidated balance sheets as of June 30, 2022 and 2021:

Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	June 30, 2022	June 30, 2021
Derivative liability on Senior Convertible Note (Note 12)	Derivative liability	$9,399,620	$-

Schedule of Statement of Operation Derivative Instruments

The effect of the derivative instruments on the unaudited condensed consolidated statements of operations is as follows:

Derivatives Not	Location of Gain or (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives
Designated as Hedging	Recognized in Income on	Three months ended March 31,		Nine months ended March 31,
Instruments	Derivatives	2023	2022	2023	2022
Derivative liability on Senior Convertible Note (Note 2 and 11)	Change in fair value of derivative liability on Senior Convertible Note	$(1,163,979)	$(20,573,051)	$7,435,687	$(22,055,672)

The effect of the derivative instruments on the consolidated statements of operations is as follows:

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Year ended June 30,
Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivatives	2022	2021
Derivative liability on Senior Convertible Note (Note 12)	Change in fair value of derivative liability on Senior Convertible Note	$(10,882,241)	$-